Land use rights, net	12 Months Ended
Dec. 31, 2025
Land use rights, net
Land use rights, net
10.	Land use rights, net
Land use rights, net consist of the following:

	As of December 31,
	2024	2025
	(RMB in millions)
Land use rights	40,650	41,715
Less: accumulated amortization and impairment	(3,817)	(4,837)

Net carrying amount	36,833	36,878

Amortization expenses for land use rights were RMB900 million, RMB959 million and RMB1,003 million for the years ended December 31, 2023, 2024 and 2025, respectively. For the years ended December 31, 2023, 2024 and 2025, the Group recorded impairment losses of RMB210 million, RMB448 million and nil, respectively.
As of December 31, 2025, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2026	2027	2028	2029	2030	2031 and thereafter
	(RMB in millions)
Amortization expenses	969	969	969	969	969	32,033